SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Deutsche Global Infrastructure Fund

Effective October 1, 2015, the following replaces similar information relating to the fund under the “PART II: APPENDIX II-C — FEE RATES OF SERVICE PROVIDERS” section of the fund’s Statement of Additional Information:

Fund Name	Management Fee Rate
Deutsche Global Infrastructure Fund	First $2.0 billion 0.900% Next $2.0 billion 0.875% Next $2.0 billion 0.825% Next $2.0 billion 0.775% Thereafter 0.750%

Please Retain This Supplement for Future Reference

September 16, 2015
SAISTKR-215